Columbia Global Opportunities Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 2.8%
	Shares	Value ($)
United States 2.8%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	649,821	8,922,047
Total Alternative Strategies Funds (Cost $6,550,916)		8,922,047

Common Stocks 50.2%
Issuer	Shares	Value ($)
Australia 0.5%
Northern Star Resources Ltd.	39,134	599,855
Paladin Energy Ltd.(b)	48,165	410,629
Santos Ltd.	67,879	391,078
Whitehaven Coal Ltd.	33,688	205,855
Total		1,607,417
Austria 0.1%
Kontron AG	9,806	245,867
Belgium 0.0%
Galapagos NV, ADR(b)	3,416	95,067
Brazil 0.4%
Axia Energia SA	7,580	95,182
Banco BTG Pactual SA	10,017	120,221
Cosan SA(b)	117,827	120,164
Embraer SA, ADR	5,024	315,005
MercadoLibre, Inc.(b)	118	211,530
NU Holdings Ltd., Class A(b)	32,027	463,751
Petroleo Brasileiro SA, ADR	3,529	77,744
Total		1,403,597
Burkina Faso 0.1%
Endeavour Mining PLC	4,629	279,391
Canada 0.8%
Celestica, Inc.(b),(c)	572	234,285
Finning International, Inc.	5,870	429,895
Gildan Activewear, Inc.	200	12,398
Kraken Robotics, Inc.(b)	24,859	142,930
Lithium Americas Corp.(b)	41,020	235,044
Methanex Corp.	1,405	92,084
NexGen Energy Ltd.(b)	21,963	276,075
Common Stocks (continued)
Issuer	Shares	Value ($)
Pan American Silver Corp.(c)	4,909	256,692
Skyward Specialty Insurance Group, Inc.(b)	2,305	104,762
Vermilion Energy, Inc.	10,785	145,274
Whitecap Resources, Inc.	47,318	558,404
Total		2,487,843
China 1.6%
Alibaba Group Holding Ltd.	37,300	614,742
Atour Lifestyle Holdings Ltd., ADR	4,690	179,346
Bilibili, Inc.(b)	1,860	40,872
China Construction Bank Corp., Class H	127,000	143,358
China Hongqiao Group Ltd.	70,500	298,430
China Resources Land Ltd.	58,000	243,689
CITIC Securities Co., Ltd., Class A	14,200	56,776
CMOC Group Ltd., Class H	66,000	150,909
Contemporary Amperex Technology Co., Ltd., Class A	6,200	397,986
Dongfang Electric Corp., Ltd., Class H	17,400	87,162
Eastroc Beverage Group Co., Ltd., Class A	2,930	87,478
Futu Holdings Ltd., ADR	676	104,449
Fuyao Glass Industry Group Co., Ltd., Class A	9,300	80,482
Hansoh Pharmaceutical Group Co., Ltd.	22,000	105,373
Montage Technology Co., Ltd., Class A	2,593	66,589
Neway Valve Suzhou Co., Ltd., Class A	19,700	181,721
Ping An Insurance Group Co. of China Ltd., Class H	111,500	906,283
Sieyuan Electric Co., Ltd., Class A	6,600	189,006
Tencent Holdings Ltd.	11,800	716,641
Victory Giant Technology Huizhou Co., Ltd., Class H(b)	1,900	77,480
Weichai Power Co., Ltd., Class H	24,000	119,301
WuXi XDC Cayman, Inc.(b)	21,000	159,458
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	3,600	72,355
Total		5,079,886
Denmark 0.2%
ISS A/S	15,385	564,393
Novo Nordisk A/S, Class B	5,085	216,295
Total		780,688

Columbia Global Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 0.2%
Amer Sports, Inc.(b)	4,115	144,313
UPM-Kymmene OYJ	13,631	408,424
Total		552,737
France 0.8%
AXA SA	14,581	702,881
Cie de Saint-Gobain SA	3,600	329,832
Eiffage SA	3,176	512,062
Exail Technologies SA(b)	1,898	275,330
Sanofi SA	5,309	496,797
TotalEnergies SE	3,332	309,788
Total		2,626,690
Germany 0.3%
Duerr AG	4,595	114,024
Fresenius Medical Care AG	5,848	264,613
KION Group AG	4,928	257,199
Siemens AG, Registered Shares	771	229,111
Total		864,947
Greece 0.6%
Eurobank SA	68,417	297,686
JUMBO SA	14,039	382,923
National Bank of Greece SA	44,428	704,103
Piraeus Bank SA(b)	45,041	426,406
Public Power Corp. SA	3,105	65,927
Total		1,877,045
Hong Kong 0.3%
BOC Hong Kong Holdings Ltd.	94,000	540,706
Hong Kong Exchanges and Clearing Ltd.	2,100	111,852
WH Group Ltd.	251,046	305,133
Total		957,691
Hungary 0.0%
OTP Bank Nyrt	692	92,817
India 0.3%
360 ONE WAM Ltd.	7,740	84,687
Bajaj Finance Ltd.	6,737	66,916
Bharat Electronics Ltd.	18,738	85,543
Bharti Airtel Ltd.	10,437	208,635
Cholamandalam Investment and Finance Co., Ltd.	2,555	42,355
Common Stocks (continued)
Issuer	Shares	Value ($)
Eternal Ltd.(b)	38,141	100,078
HDFC Bank Ltd., ADR	1,714	43,553
Larsen & Toubro Ltd.	1,842	78,248
Phoenix Mills Ltd. (The)	9,990	186,304
Polycab India Ltd.	1,157	99,372
Total		995,691
Ireland 0.2%
AIB Group PLC	41,578	479,251
Israel 0.1%
Check Point Software Technologies Ltd.(b)	3,612	406,242
Italy 0.4%
Avio SpA	5,105	188,971
BPER Banca SPA	15,008	221,545
Buzzi SpA	8,672	474,825
PRADA SpA	60,900	269,803
Total		1,155,144
Japan 2.5%
Amano Corp.	6,300	144,017
Anycolor, Inc.	7,300	128,917
Furuno Electric Co., Ltd.	2,500	115,997
Hitachi Ltd.	11,900	378,400
IHI Corp.	4,700	85,848
ITOCHU Corp.	33,800	418,887
Kakaku.com, Inc.	7,200	120,540
Kinden Corp.	6,900	369,709
Macnica Holdings, Inc.	22,900	386,828
MatsukiyoCocokara & Co.	27,300	398,632
Mitsubishi UFJ Financial Group, Inc.	36,600	657,440
Niterra Co., Ltd.	7,400	400,011
Nomura Holdings, Inc.	37,600	301,170
Otsuka Corp.	7,600	140,708
Sankyo Co., Ltd.	31,100	367,915
Sanwa Holdings Corp.	10,500	240,163
SCREEN Holdings Co., Ltd.	4,600	304,985
Shimamura Co., Ltd.	17,200	359,700
Ship Healthcare Holdings, Inc.	11,000	163,697
Sumitomo Corp.	4,500	167,320
Sumitomo Metal Mining Co., Ltd.	5,500	338,156
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Suzuken Co., Ltd.	11,300	399,977
Taisei Corp.	2,400	260,258
TBS Holdings, Inc.	13,100	463,346
TOPPAN Holdings, Inc.	9,200	273,457
Toyota Tsusho Corp.	10,000	392,558
USS Co., Ltd.	23,200	251,183
Total		8,029,819
Kazakhstan 0.1%
Kaspi.KZ JSC, ADR	3,360	288,422
Mexico 0.1%
BBB Foods, Inc., Class A(b)	5,845	213,343
Vista Energy SAB de CV, ADR(b)	2,076	154,288
Total		367,631
Netherlands 1.3%
ASM International NV	831	812,948
ASR Nederland NV	7,812	593,395
ING Groep NV	29,432	851,803
Koninklijke Ahold Delhaize NV	8,324	390,974
Prosus NV, Class N(b)	12,120	586,766
Shell PLC	18,803	854,912
Total		4,090,798
Norway 0.2%
Norsk Hydro ASA	23,240	256,489
SalMar ASA	4,710	284,185
Total		540,674
Poland 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA	34,987	916,506
Russian Federation —%
Detsky Mir PJSC(b),(d),(e),(f)	290,936	—
Lukoil PJSC(b),(d),(e),(f),(g)	2,750	—
Total		—
Singapore 0.1%
Sea Ltd. ADR(b)	620	52,626
Venture Corp., Ltd.	23,300	297,399
Total		350,025
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 0.3%
Capitec Bank Holdings Ltd.	1,507	391,297
FirstRand Ltd.	37,433	198,473
Impala Platinum Holdings Ltd.	17,542	245,887
Valterra Platinum Ltd.	1,141	91,900
Total		927,557
South Korea 1.6%
Coupang, Inc., Class A(b)	6,634	132,547
Doosan Co., Ltd.	211	232,952
Doosan Enerbility Co., Ltd.(b)	1,391	121,229
Hanwha Aerospace Co., Ltd.	412	393,611
HD Hyundai Co., Ltd.	722	153,292
HD Hyundai Electric Co., Ltd.	374	321,610
HD Hyundai Heavy Industries Co., Ltd.	148	68,923
HD Hyundai Marine Solution Co., Ltd.	868	156,940
KB Financial Group, Inc.	1,613	176,632
Samsung Biologics Co., Ltd.(b)	69	68,796
Samsung Electro-Mechanics Co., Ltd.	387	222,016
Samsung Electronics Co., Ltd.	10,820	1,629,359
SK Hynix, Inc.	1,384	1,234,208
Youngone Corp.	4,168	233,702
Total		5,145,817
Spain 0.2%
Endesa SA	12,329	552,607
Sweden 0.1%
Telefonaktiebolaget LM Ericsson, ADR	15,377	181,602
Switzerland 0.6%
Landis+Gyr Group AG(b)	2,784	186,705
Nestlé SA, Registered Shares	1,515	153,378
Novartis AG, Registered Shares	2,736	404,352
TE Connectivity PLC	5,977	1,265,092
Total		2,009,527
Taiwan 2.1%
Accton Technology Corp.	5,753	421,330
ASPEED Technology, Inc.	1,000	537,573
Chroma ATE, Inc.	2,000	136,661
Delta Electronics, Inc.	5,000	350,627
Elite Material Co., Ltd.	1,000	149,004

Columbia Global Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
eMemory Technology, Inc.	1,000	126,643
FOCI Fiber Optic Communications, Inc.(b)	2,000	49,814
Gold Circuit Electronics Ltd.	4,000	181,064
Jentech Precision Industrial Co., Ltd.	2,000	348,192
Lite-On Technology Corp.	33,000	176,942
MediaTek, Inc.	1,000	83,481
Parade Technologies Ltd.	13,000	240,095
Taiwan Semiconductor Manufacturing Co., Ltd.	44,530	3,091,356
Unimicron Technology Corp.	25,000	710,084
Total		6,602,866
Turkey 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	19,794	124,411
BIM Birlesik Magazalar AS	7,956	130,705
Total		255,116
United Arab Emirates 0.1%
ADNOC Drilling Co. PJSC	58,013	89,394
Emaar Properties PJSC	109,132	351,405
Total		440,799
United Kingdom 0.9%
Anglogold Ashanti PLC	3,997	374,639
AstraZeneca PLC	4,661	873,332
Flutter Entertainment PLC(b)	2,512	271,120
Imperial Brands PLC	7,996	303,789
Marex Group PLC	2,088	111,395
Marks & Spencer Group PLC	129,043	579,640
TP Icap Group PLC	115,841	498,428
Total		3,012,343
United States 32.7%
AbbVie, Inc.	8,819	1,863,631
ABM Industries, Inc.	3,759	153,367
ACADIA Pharmaceuticals, Inc.(b)	2,577	57,854
Advance Auto Parts, Inc.	1,912	113,783
Alignment Healthcare, Inc.(b)	4,725	106,502
Alphabet, Inc., Class C	14,880	5,683,267
Amazon.com, Inc.(b)	13,332	3,533,780
Ameren Corp.	11,002	1,250,377
Apogee Enterprises, Inc.	1,466	53,362
Apple, Inc.	19,772	5,365,132
Common Stocks (continued)
Issuer	Shares	Value ($)
Arxis, Inc.(b)	14,543	509,005
AT&T, Inc.	53,544	1,399,105
Atlantic Union Bankshares Corp.	8,518	320,703
Avient Corp.	3,760	139,421
Bank of America Corp.	31,622	1,690,512
Brixmor Property Group, Inc.	10,704	322,083
Broadcom, Inc.	9,599	4,006,911
Burford Capital Ltd.	43,345	213,257
Cargurus, Inc.(b)	2,597	94,687
Carriage Services, Inc.	2,255	110,720
Casella Waste Systems, Inc., Class A(b)	817	64,747
Celsius Holdings, Inc.(b)	2,502	83,992
Champion Homes, Inc.(b)	2,154	164,199
Charles Schwab Corp. (The)	16,042	1,470,089
Chevron Corp.	6,491	1,254,775
Chubb Ltd.	5,772	1,887,444
Cintas Corp.	5,973	1,043,543
Citigroup, Inc.	14,190	1,816,036
Colgate-Palmolive Co.	8,680	740,925
Construction Partners, Inc., Class A(b)	1,414	174,855
Crowdstrike Holdings, Inc., Class A(b)	2,158	961,928
CSX Corp.	32,316	1,468,116
Danaher Corp.	5,020	898,329
Diversified Energy Co.	14,107	234,882
DTE Energy Co.	8,514	1,291,489
Eaton Corp. PLC	3,491	1,511,638
Eli Lilly & Co.	2,036	1,902,846
Empire State Realty Trust, Inc., Class A	26,582	148,062
Energy Fuels, Inc.(b),(c)	20,715	448,273
Energy Recovery, Inc.(b)	10,933	121,028
Entergy Corp.	11,493	1,355,140
Equinix, Inc.	1,748	1,892,787
Figs, Inc., Class A(b)	10,532	157,559
First BanCorp	5,434	313,759
Formfactor, Inc.(b)	1,568	213,138
Freshpet, Inc.(b)	2,454	165,351
Galaxy Digital, Inc., Class A(b),(c)	4,712	129,297
Gap, Inc. (The)	57,916	1,424,154
Generac Holdings, Inc.(b)	402	104,210
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
General Dynamics Corp.	3,438	1,183,703
General Motors Co.	12,789	983,346
Glaukos Corp.(b)	1,859	267,083
Goldman Sachs Group, Inc. (The)	1,490	1,376,417
Guardant Health, Inc.(b)	5,398	470,058
Hanover Insurance Group, Inc. (The)	1,124	210,964
Helmerich & Payne, Inc.	2,993	120,857
Hilton Worldwide Holdings, Inc.	3,133	1,015,311
Ichor Holdings Ltd.(b)	1,226	80,879
IDACORP, Inc.	1,853	273,762
Illumina, Inc.(b)	3,449	437,126
Impinj, Inc.(b)	1,734	251,291
Insmed, Inc.(b)	3,127	426,304
Installed Building Products, Inc.	626	180,632
Intuitive Surgical, Inc.(b)	1,777	813,173
Jazz Pharmaceuticals PLC(b)	1,490	302,500
JBS NV, Class A(b)	16,988	272,827
JBT Marel Corp.	865	102,157
JetBlue Airways Corp.(b)	17,985	83,720
JPMorgan Chase & Co.	8,987	2,814,998
Karman Holdings, Inc.(b)	7,684	522,358
Lam Research Corp.	4,109	1,059,547
Latham Group, Inc.(b)	10,522	63,869
Lazard, Inc.	2,709	131,386
Lear Corp.	1,205	153,192
LendingTree, Inc.(b)	6,326	313,706
Life Time Group Holdings, Inc.(b)	4,253	114,023
Lionsgate Studios Corp.(b)	16,184	201,329
Liquidity Services, Inc.(b)	3,664	130,622
Maravai LifeSciences Holdings, Inc., Class A(b)	9,982	36,734
MasterCard, Inc., Class A	3,530	1,775,308
Matthews International Corp., Class A	4,624	131,969
Medpace Holdings, Inc.(b)	114	47,727
Merck & Co., Inc.	9,832	1,073,458
Meta Platforms, Inc., Class A	4,132	2,528,412
Microchip Technology, Inc.	13,447	1,249,361
Micron Technology, Inc.	3,340	1,727,314
Microsoft Corp.	10,211	4,163,842
Middleby Corp. (The)(b)	1,137	159,589
Common Stocks (continued)
Issuer	Shares	Value ($)
Moelis & Co., ADR, Class A	3,705	241,270
Nordic American Tankers Ltd.	28,984	161,731
NOV, Inc.	4,171	85,339
NPK International, Inc.(b)	20,896	341,650
NVIDIA Corp.	41,190	8,220,288
Ollie’s Bargain Outlet Holdings, Inc.(b)	833	72,063
Owens & Minor, Inc.(b)	45,339	168,208
Palo Alto Networks, Inc.(b)	7,390	1,325,175
Parker-Hannifin Corp.	1,402	1,275,007
Personalis, Inc.(b)	29,418	162,387
Primo Brands Corp., Class A	35,581	725,141
Procter & Gamble Co. (The)	10,601	1,559,301
Progyny, Inc.(b)	11,777	218,817
Quanex Building Products Corp.	10,515	209,669
Realloys, Inc.(b)	3,938	34,221
Republic Services, Inc.	4,959	1,037,522
Revolution Medicines, Inc.(b)	3,397	489,576
Roche Holding Ag	577	235,127
Royal Caribbean Cruises Ltd.	2,780	733,253
Scotts Miracle-Gro Co. (The), Class A	3,552	222,710
Serve Robotics, Inc.(b)	2,825	26,640
ServiceNow, Inc.(b)	5,719	505,045
Sirius XM Holdings, Inc.	2,312	62,285
SiTime Corp.(b)	626	351,906
Six Flags Entertainment Corp.(b)	10,243	192,364
Solaris Energy Infrastructure, Inc., Class A	1,619	119,547
Stanley Black & Decker, Inc.	431	33,687
Starwood Property Trust, Inc.	6,762	124,150
STARZ Entertainment Corp.(b)	7,706	141,328
Structure Therapeutics, Inc., ADR(b)	652	27,025
Teradata Corp.(b)	4,619	121,711
Tetra Tech, Inc.	3,328	107,561
Tetra Technologies, Inc.(b)	33,678	320,615
TJX Companies, Inc. (The)	9,554	1,497,589
Uranium Energy Corp.(b)	4,546	67,690
Valero Energy Corp.	2,343	591,795
Vertex Pharmaceuticals, Inc.(b)	1,922	821,424
Vertiv Holdings Co.	3,194	1,049,197
Viking Therapeutics, Inc.(b)	5,079	158,363

Columbia Global Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Voya Financial, Inc.	2,592	212,440
Walmart, Inc.	15,185	2,003,357
WaterBridge Infrastructure LLC, Class A	2,950	88,913
Xometry, Inc., Class A(b)	5,671	290,752
Zurn Elkay Water Solutions Corp.	1,436	74,615
Total		104,189,358
Vietnam 0.0%
Vietnam Technological & Commercial Joint Stock Bank	95,300	122,402
Total Common Stocks (Cost $118,878,400)		160,011,880

Exchange-Traded Equity Funds 2.8%
	Shares	Value ($)
United States 2.8%
Global X Uranium ETF	60,692	3,424,243
iShares MSCI Canada ETF	94,586	5,542,739
Total		8,966,982
Total Exchange-Traded Equity Funds (Cost $5,565,133)		8,966,982

Exchange-Traded Fixed Income Funds 2.5%

United States 2.5%
iShares JPMorgan USD Emerging Markets Bond ETF	83,138	7,964,620
Total Exchange-Traded Fixed Income Funds (Cost $7,334,434)		7,964,620

Foreign Government Obligations(h),(i) 15.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.4%
Republic of Austria Government Bond(j)
02/20/2036	3.200%	EUR	1,100,000	1,279,899
Belgium 0.2%
Kingdom of Belgium Government Bond(j)
06/22/2036	3.400%	EUR	670,000	772,494
Canada 2.3%
Canadian Government Bond
06/01/2034	3.000%	CAD	4,870,000	3,472,465
12/01/2034	3.250%	CAD	850,000	615,044
06/01/2035	3.250%	CAD	3,833,000	2,763,628
12/01/2035	3.250%	CAD	700,000	502,613
Total				7,353,750
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China 3.0%
China Development Bank
06/18/2030	3.090%	CNY	7,000,000	1,084,629
07/18/2032	2.960%	CNY	2,300,000	360,890
China Government Bond
11/21/2029	3.130%	CNY	20,220,000	3,155,708
05/21/2030	2.680%	CNY	5,000,000	769,044
05/25/2033	2.670%	CNY	3,000,000	470,079
08/25/2035	1.830%	CNY	16,000,000	2,353,564
02/25/2036	1.750%	CNY	8,700,000	1,273,480
Total				9,467,394
France 0.8%
French Republic Government Bond OAT(j)
11/25/2034	3.000%	EUR	2,005,000	2,254,440
05/25/2040	0.500%	EUR	500,000	365,155
Total				2,619,595
Germany 0.8%
Bundesrepublik Deutschland Bundesanleihe(j)
08/15/2034	2.600%	EUR	1,108,000	1,267,430
02/15/2035	2.500%	EUR	1,100,000	1,244,204
Total				2,511,634
Indonesia 0.7%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	707,858
04/15/2036	6.500%	IDR	25,000,000,000	1,413,788
Total				2,121,646
Japan 1.7%
Japan Government 10-Year Bond
06/20/2034	1.100%	JPY	140,850,000	820,380
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	12,000,000	52,376
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	149,700,000	582,838
06/20/2048	0.700%	JPY	57,650,000	210,183
Japan Government Ten-Year Bond
09/20/2035	1.700%	JPY	68,000,000	407,835
12/20/2035	2.100%	JPY	150,000,000	928,433
Japan Government Thirty Year Bond
06/20/2055	2.800%	JPY	110,000,000	587,216
Japan Government Thirty-Year Bond
09/20/2055	3.200%	JPY	78,850,000	456,625
12/20/2055	3.400%	JPY	89,000,000	535,774
Japan Government Twenty Year Bond
06/20/2045	2.500%	JPY	166,000,000	933,652
Total				5,515,312
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 2.0%
Mexican Bonos
02/21/2036	8.000%	MXN	120,000,000	6,333,898
New Zealand 1.2%
New Zealand Government Bond
05/15/2034	4.250%	NZD	3,000,000	1,734,448
05/15/2035	4.500%	NZD	2,170,000	1,269,523
05/15/2036	4.250%	NZD	1,700,000	967,540
Total				3,971,511
Poland 0.5%
Republic of Poland Government Bond
10/25/2035	5.000%	PLN	6,000,000	1,567,461
South Korea 0.4%
Korea Treasury Bond
12/10/2035	3.250%	KRW	2,000,000,000	1,293,595
United Kingdom 1.3%
United Kingdom Gilt(j)
06/07/2032	4.250%	GBP	900,000	1,202,654
03/07/2035	4.500%	GBP	405,000	533,456
10/22/2035	4.750%	GBP	700,000	933,850
01/22/2044	3.250%	GBP	1,362,297	1,370,855
Total				4,040,815
Total Foreign Government Obligations (Cost $50,547,990)				48,849,004

Inflation-Indexed Bonds 0.3%

United States 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		976,543	977,764
Total Inflation-Indexed Bonds (Cost $970,662)				977,764

Preferred Stocks 0.2%
Issuer	Shares	Value ($)
South Korea 0.2%
Samsung Electronics Co., Ltd.	4,385	473,290
Total Preferred Stocks (Cost $243,946)		473,290

Residential Mortgage-Backed Securities - Agency 4.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 4.0%
Government National Mortgage Association TBA(k)
05/20/2056	3.500%	1,950,000	1,762,388
05/20/2056	4.000%	1,330,000	1,240,771
Uniform Mortgage-Backed Security TBA(k)
05/18/2041	2.500%	1,450,000	1,364,308
05/18/2041 - 05/13/2056	3.000%	2,475,000	2,277,899
05/13/2056	3.500%	1,150,000	1,046,657
05/13/2056	4.000%	1,025,000	961,138
05/13/2056	4.500%	900,000	865,625
05/13/2056	5.000%	3,200,000	3,152,289
Total			12,671,075
Total Residential Mortgage-Backed Securities - Agency (Cost $12,723,518)			12,671,075

U.S. Treasury Obligations 2.0%

United States 2.0%
U.S. Treasury
08/15/2034	3.875%	600,000	582,281
11/15/2034	4.250%	1,060,000	1,054,700
11/15/2035	4.000%	2,548,000	2,472,953
02/15/2036	4.125%	2,400,000	2,349,563
Total			6,459,497
Total U.S. Treasury Obligations (Cost $6,529,290)			6,459,497

Fixed Income Funds 3.0%
	Shares	Value ($)
United States 3.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	851,507	9,460,241
Total Fixed Income Funds (Cost $9,152,142)		9,460,241

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $50,442)	33,102

Columbia Global Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)

Money Market Funds 18.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(a),(l)	59,864,216	59,840,270
Total Money Market Funds (Cost $59,842,988)		59,840,270
Total Investments in Securities (Cost $278,389,861)		324,629,772
Other Assets & Liabilities, Net		(6,034,274)
Net Assets		$318,595,498
At April 30, 2026, securities and/or cash totaling $4,117,101 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,111,144 USD	966,000 EUR	Barclays	05/13/2026	23,098	—
286,669 USD	2,753,000 NOK	Barclays	05/13/2026	10,452	—
178,555 USD	227,000 SGD	Barclays	05/13/2026	—	(91)
404,124 USD	3,702,000 SEK	Barclays	05/26/2026	—	(2,676)
632,000 AUD	454,193 USD	Barclays	05/27/2026	—	(621)
2,756,000 NOK	297,233 USD	Barclays	05/27/2026	—	(170)
8,663,128 USD	1,369,683,000 JPY	Barclays	05/27/2026	103,903	—
234,017 USD	395,000 NZD	Barclays	05/27/2026	—	(483)
69,986 USD	97,000 CAD	Citi	05/13/2026	1,452	—
1,072,791 USD	845,000 CHF	Citi	05/13/2026	9,762	—
286,200 USD	2,679,000 SEK	Citi	05/13/2026	4,106	—
103,246 USD	967,803 NOK	Citi	05/26/2026	1,191	—
336,159 USD	10,747,000 THB	Citi	05/26/2026	—	(5,843)
3,729,000 SEK	405,847 USD	Citi	05/27/2026	1,449	—
5,611,082 USD	4,145,000 GBP	Citi	05/27/2026	29,099	—
363,752 USD	1,435,000 MYR	Goldman Sachs International	05/26/2026	—	(2,060)
1,163,000 DKK	179,149 USD	HSBC	05/13/2026	—	(3,603)
96,000 EUR	113,428 USD	HSBC	05/13/2026	709	—
64,000 EUR	75,009 USD	HSBC	05/13/2026	—	(137)
165,526,000 JPY	1,040,749 USD	HSBC	05/13/2026	—	(17,411)
533,000 PLN	143,167 USD	HSBC	05/13/2026	—	(3,873)
37,055 USD	29,000 CHF	HSBC	05/13/2026	98	—
32,171,731,000 IDR	1,873,718 USD	HSBC	05/26/2026	16,251	—
141,885,000 KRW	96,422 USD	HSBC	05/26/2026	229	—
4,476,000 PLN	1,243,383 USD	HSBC	05/26/2026	8,606	—
1,663,914 USD	2,320,000 AUD	HSBC	05/26/2026	5,689	—
467,905 USD	3,200,000 CNY	HSBC	05/26/2026	22	—
251,551 USD	1,593,000 DKK	HSBC	05/26/2026	—	(1,040)
17,767,054 USD	15,061,754 EUR	HSBC	05/26/2026	—	(70,939)
184,940 USD	555,000 ILS	HSBC	05/26/2026	3,350	—
806,264 USD	128,071,000 JPY	HSBC	05/27/2026	13,490	—
1,647,233 USD	2,795,000 NZD	HSBC	05/27/2026	5,242	—
3,104,000 CAD	2,267,892 USD	JPMorgan Chase Bank	05/13/2026	—	(18,128)
11,992,000 JPY	75,587 USD	JPMorgan Chase Bank	05/13/2026	—	(1,074)
71,009 USD	53,000 GBP	JPMorgan Chase Bank	05/13/2026	1,110	—
3,147,000 CAD	2,303,083 USD	JPMorgan Chase Bank	05/27/2026	—	(16,016)
240,000 EUR	282,124 USD	JPMorgan Chase Bank	05/27/2026	133	—
61,000 EUR	71,234 USD	Morgan Stanley Bank	05/13/2026	—	(390)
970,988,000 KRW	648,233 USD	Morgan Stanley Bank	05/13/2026	—	(7,912)
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,393,000 TWD	75,584 USD	Morgan Stanley Bank	05/13/2026	22	—
13,867,000 TWD	434,151 USD	Morgan Stanley Bank	05/13/2026	—	(3,717)
1,900,486 USD	1,431,000 GBP	Morgan Stanley Bank	05/13/2026	46,730	—
143,900 USD	22,919,000 JPY	Morgan Stanley Bank	05/13/2026	2,615	—
244,638 USD	7,848,000 TWD	Morgan Stanley Bank	05/13/2026	3,172	—
145,161 USD	3,000,000 CZK	Morgan Stanley Bank	05/26/2026	—	(730)
2,100,000 CHF	2,703,364 USD	Morgan Stanley Bank	05/27/2026	8,775	—
6,570,000 NZD	3,877,305 USD	Standard Chartered	05/26/2026	—	(6,909)
1,435,179 USD	2,037,000 AUD	State Street	05/13/2026	31,115	—
6,008,000 CAD	4,390,015 USD	State Street	05/26/2026	—	(37,230)
177,039 USD	130,700 GBP	State Street	05/26/2026	807	—
265,590 USD	337,000 SGD	State Street	05/26/2026	—	(393)
1,566,000 CAD	1,152,093 USD	State Street	05/27/2026	—	(1,929)
236,000 GBP	313,694 USD	UBS	05/13/2026	—	(7,441)
369,000 NZD	214,972 USD	UBS	05/13/2026	—	(3,083)
367,000 SGD	287,341 USD	UBS	05/13/2026	—	(1,190)
76,032 USD	106,000 AUD	UBS	05/13/2026	270	—
111,886 USD	83,000 GBP	UBS	05/13/2026	1,055	—
2,595,174 USD	24,217,000 NOK	UBS	05/27/2026	18,105	—
478,000 DKK	75,592 USD	Wells Fargo	05/13/2026	480	—
105,622,000 MXN	6,093,675 USD	Wells Fargo	05/26/2026	58,755	—
641,155 USD	500,000 CHF	Wells Fargo	05/26/2026	342	—
3,156,892 USD	500,730,365 JPY	Wells Fargo	05/26/2026	47,882	—
3,452,000 AUD	2,470,907 USD	Wells Fargo	05/27/2026	—	(13,302)
4,950,000 EUR	5,841,234 USD	Wells Fargo	05/27/2026	25,177	—
47,372,000 SEK	5,191,793 USD	Wells Fargo	05/27/2026	54,454	—
121,505 USD	95,000 CHF	Wells Fargo	05/27/2026	393	—
1,377,449 USD	1,016,000 GBP	Wells Fargo	05/27/2026	5,042	—
Total				544,632	(228,391)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	28	06/2026	JPY	361,928,000	—	(46,854)
Bloomberg IG Credit	98	06/2026	USD	10,463,460	—	(23,807)
Bloomberg MSCI Euro Corporate Sustainable SRI Index	37	06/2026	EUR	6,297,400	15,351	—
CAC40 Index	80	05/2026	EUR	6,444,400	—	(178,086)
Canadian Government 10-Year Bond	32	06/2026	CAD	3,812,160	—	(69,719)
Euro-Bobl	4	06/2026	EUR	461,800	—	(7,369)
Euro-BTP	7	06/2026	EUR	818,720	257	—
Euro-OAT	33	06/2026	EUR	3,935,910	—	(83,999)
FTSE 100 Index	46	06/2026	GBP	4,774,110	248,629	—
Japanese 10-Year Government Bond	4	06/2026	JPY	517,040,000	—	(66,874)
MSCI Emerging Markets Index	37	06/2026	USD	3,023,270	255,603	—
S&P/TSX 60 Index	37	06/2026	CAD	14,683,080	493,907	—
U.S. Long Bond	29	06/2026	USD	3,272,469	—	(135,088)
U.S. Treasury 10-Year Note	13	06/2026	USD	1,437,719	—	(35,368)
U.S. Treasury 5-Year Note	72	06/2026	USD	7,764,188	—	(144,692)
U.S. Treasury Ultra 10-Year Note	24	06/2026	USD	2,708,625	—	(76,923)
U.S. Treasury Ultra Bond	23	06/2026	USD	2,645,719	—	(120,829)
Total					1,013,747	(989,608)

Columbia Global Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(34)	06/2026	AUD	(3,640,142)	27,450	—
Euro STOXX 50 Index	(155)	06/2026	EUR	(9,052,000)	—	(507,466)
FTSE/MIB Index	(26)	06/2026	EUR	(6,197,490)	—	(596,550)
MSCI EAFE Index	(21)	06/2026	USD	(3,198,405)	—	(219,237)
Total					27,450	(1,323,253)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	194,235	115	22.00	05/19/2026	27,491	11,213
CBOE Volatility Index	Morgan Stanley	USD	179,034	106	22.00	06/17/2026	22,951	21,889
Total							50,442	33,102

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Celestica, Inc.	Morgan Stanley	USD	(40,959)	(1)	450.00	05/15/2026	(1,057)	(835)
Celestica, Inc.	Morgan Stanley	USD	(40,959)	(1)	400.00	05/15/2026	(1,896)	(2,795)
Energy Fuels, Inc.	Morgan Stanley	USD	(69,248)	(32)	30.00	05/15/2026	(783)	(336)
Energy Fuels, Inc.	Morgan Stanley	USD	(86,560)	(40)	25.00	05/15/2026	(2,419)	(2,280)
Galaxy Digital, Inc.	Morgan Stanley	USD	(30,184)	(11)	32.50	05/15/2026	(544)	(577)
Pan American Silver Corp.	Morgan Stanley	USD	(62,748)	(12)	70.00	05/15/2026	(1,134)	(120)
Total							(7,833)	(6,943)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 45	Morgan Stanley	06/20/2031	1.000	Quarterly	1.617	USD	2,300,000	37,900	—	—	37,900	—
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.547	USD	6,300,000	36,211	—	—	36,211	—
iTraxx Europe Main Index, Series 45	Morgan Stanley	06/20/2031	1.000	Quarterly	0.592	EUR	9,550,000	72,495	—	—	72,495	—
Total								146,606	—	—	146,606	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Columbia Global Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	6,333,778	516,537	(22,776)	—	—	493,761	—
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	5,909,426	(702,936)	20,856	—	—	—	(682,080)
SOFR plus 0.580%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	04/30/2027	USD	3,158,331	(632)	—	—	—	—	(632)
Total return on Russell 1000 Value Index Total Return	SOFR plus 0.670%	Monthly	Goldman Sachs International	04/30/2027	USD	3,160,165	(632)	—	—	—	—	(632)
Total							(187,663)	(1,920)	—	—	493,761	(683,344)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.630%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,232,642	198,416	—	2,490,989	8,922,047	—	—	198,416	649,821
Columbia High Yield Bond Fund, Institutional 3 Class
	9,042,511	435,844	—	(18,114)	9,460,241	—	—	435,844	851,507
Columbia Short-Term Cash Fund, 3.810%
	57,219,726	169,647,995	(167,026,734)	(717)	59,840,270	—	(3,541)	1,884,151	59,864,216
Total	72,494,879			2,472,158	78,222,558	—	(3,541)	2,518,411

(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

Columbia Global Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Opportunities Fund, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At April 30, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	290,936	422,857	—
Lukoil PJSC	01/25/2022-01/26/2022	2,750	225,708	—
			648,565	—

(f)	Valuation based on significant unobservable inputs.
(g)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $11,224,437, which represents 3.52% of total net assets.

(k)	Represents a security purchased on a when-issued basis.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
ADR	American Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Global Opportunities Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT156_(06/26)